Related Party Transactions (Details Narrative)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2017 HKD	Nov. 30, 2017 USD ($) shares	Nov. 30, 2016 USD ($)	Aug. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($) shares
Notes payable					$ 50,000
Due from stockholders		$ 1,285		$ 1,285
Preferred stock, shares issued | shares		0		0		1,000,000
Preferred stock, shares issued value						$ 1,000
Preferred stock, shares outstanding | shares		0		0		1,000,000
Payment of related parties			$ 50,000	$ 50,000
Monthly rent expenses		2,830		2,833
Due to related parties		804,835		514,081
Interest expense		10,826
Accrued interest		21,188		10,350
Hong Kong, Dollars [Member]
Monthly rent expenses | HKD	HKD 22,100
Mr. Mark DeStefano [Member]
Notes payable		50,000		50,000
Due from stockholders		$ 26,981		$ 26,981
Preferred stock, shares issued | shares		1,000,000		1,000,000
Preferred stock, shares issued value		$ 33,735		$ 33,735
Preferred stock, shares outstanding | shares		1,000,000		1,000,000
Payment of related parties			10,000
Mr. Mark DeStefano [Member] | From June 14 to October 24, 2016 [Member]
Preferred stock, voting rights		During the three months ended November 30, 2016 the Company satisfied these obligations. DeStefano had voting control of the Company from June 2014 (see Note 9) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).		DeStefano had voting control of the Company from June 2014 (see Note 9) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).
Two Directors [Member]
Payment of related parties			$ 15,000
UBI Hong Kong [Member]
Due to related parties				$ 514,081
UBI Hong Kong [Member] | Class A Common Stock [Member]
Number of shares owned | shares		30,000,000		30,000,000
Tony Liu [Member]
Payment of related parties		$ 279,540
Due to related parties		$ 783,647
Interest rate		7.00%		7.00%